Accounts Receivable (Tables)	12 Months Ended
Jun. 30, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable consists of the following:
	As of June 30,
	2024	2023
Accounts receivable	$21,313,735	$14,545,921
Accounts receivable	$21,313,735	$14,545,921